Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR INDEX SHARES FUNDS
State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated November 4, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2026, as may be supplemented from time to time
Effective immediately, the Fund’s registration statement is being updated to reflect that: (i) the Fund is classified as “diversified” under the Investment Company Act of 1940; (ii) the Fund may become non‑diversified solely as a result of tracking its index, the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”) (e.g., as a result of changes in weightings of one or more component securities); and (iii) if the Fund crosses from diversified to non‑diversified due to tracking the Index, shareholder approval will not be sought. Accordingly, effective immediately:
1)	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2)	The following discussion replaces the current “Non‑Diversification Risk” in the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus:
Non‑Diversification Risk: The Fund may become “non‑diversified” for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

State Street(R) SPDR(R) MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR INDEX SHARES FUNDS
State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated November 4, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated January 31, 2026, as may be supplemented from time to time
Effective immediately, the Fund’s registration statement is being updated to reflect that: (i) the Fund is classified as “diversified” under the Investment Company Act of 1940; (ii) the Fund may become non‑diversified solely as a result of tracking its index, the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”) (e.g., as a result of changes in weightings of one or more component securities); and (iii) if the Fund crosses from diversified to non‑diversified due to tracking the Index, shareholder approval will not be sought. Accordingly, effective immediately:
1)	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2)	The following discussion replaces the current “Non‑Diversification Risk” in the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus:
Non‑Diversification Risk: The Fund may become “non‑diversified” for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.